COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF MILESTONES PAYMENT

(a) First Patient Enrolled in a Phase I Human Clinical trial	$300,000
(b) First Patient Enrolled in a Phase II Human Clinical trial	$600,000
(c) First Patient Enrolled in a Phase III Human Clinical trial	$1,500,000